Consolidated Statements of Shareholder's Equity (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement Of Stockholders Equity [Abstract]
Currency translation, tax	$ 2	$ 2	$ 1